Finance Leases (Details) - Schedule of Maturity of Lease Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity of Lease Liabilities [Abstract]
2024	$ 2,897,127
2025	1,752,795
2026	664,372
Total lease payments	5,314,294
Less: interest	(408,322)
Present value of finance lease liabilities	4,905,972
Finance lease liabilities, current	2,610,633
Finance lease liabilities, non-current	$ 2,295,339